Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenue	$ 2,817	$ 2,796	$ 2,688	$ 2,608	$ 2,599	$ 2,478	$ 2,338	$ 2,282	$ 10,909	$ 9,697	$ 8,996
Income before income taxes									1,879	2,086	1,854
Net finance receivables and net investment in operating leases	130,190				121,902				130,190	121,902	108,433
United States
Segment Reporting Information [Line Items]
Total revenue									8,151	7,070	6,377
Income before income taxes									1,070	1,298	1,199
Net finance receivables and net investment in operating leases	93,254				88,237				93,254	88,237	76,578
Canada
Segment Reporting Information [Line Items]
Total revenue									1,093	981	998
Income before income taxes									304	247	148
Net finance receivables and net investment in operating leases	12,168				10,037				12,168	10,037	10,449
All Other
Segment Reporting Information [Line Items]
Total revenue									1,665	1,646	1,621
Income before income taxes									505	541	507
Net finance receivables and net investment in operating leases	$ 24,768				$ 23,628				$ 24,768	$ 23,628	$ 21,406